Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income from continuing operations attributable to Token Cat Limited’s shareholders | ¥		¥ (190,886)	¥ 28,169
Net loss from discontinued operations attributable to Token Cat Limited’s shareholders | ¥			(28,844)
Net (loss)/income attributable to Token Cat Limited’s shareholders | ¥		¥ (190,886)	¥ (675)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares		78,822,263,087	564,269,444
Weighted average number of ordinary shares outstanding, diluted | shares		78,822,263,087	564,269,444
Basic net (loss)/income per share from continuing operations attributable to Token Cat Limited’s shareholders | (per share)	$ (0.0004)	¥ (0.002)	¥ 0.05
Diluted net (loss)/income per share from continuing operations attributable to Token Cat Limited’s shareholders | (per share)	$ (0.0004)	(0.002)	0.05
Basic net loss per share from discontinued operations attributable to Token Cat Limited’s shareholders			(0.05)
Diluted net loss per share from discontinued operations attributable to Token Cat Limited’s shareholders			(0.05)
Basic net (loss)/income per share attributable to Token Cat Limited’s shareholders		(0.002)
Diluted net (loss)/income per share attributable to Token Cat Limited’s shareholders		¥ (0.002)